Acquisitions (Tables)	12 Months Ended
Sep. 29, 2012
Schedule Of Preliminary Allocation Of Purchase Price

The following table summarizes the allocation of purchase price:

Working capital	$80
Property and equipment	199
Intangible assets	43
Goodwill	60
Other long-term liabilities	(31)

Net assets acquired	$351